Balances and transactions with related parties: Compensation of key personnel (Details) - Key Management - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties:
Short term salaries and other benefits paid to key personnel (Note 17.17)	$ 166,922	$ 122,271	$ 137,272
Fees paid to the board of directors and committees	$ 8,671	$ 8,144	$ 8,571